History and activity of the Company (Tables)	9 Months Ended
Sep. 30, 2024
History and activity of the company [abstract]
Summary of Subsidiaries Over Which Control is Exercised, Directly and Indirectly

The following are the Subsidiaries as of September 30, 2024 and December 31, 2023 over which control is exercised, directly and indirectly:

	% of ownership
Company	September 30, 2024(1)	December 31, 2023(1)	Country	Functional currency	Main activity
BBB Foods Limited Partnership	100%	100%	Scotland	Mexican peso	Intermediate parent
Lothian Shelf Limited	100%	100%	Scotland	Mexican peso	Holding Company
Tiendas Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Operating company
Tiendas BBB, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of some trademarks
Desarrolladora Tres B, S.A. de C.V.	100%	100%	Mexico	Mexican peso	Owner of a piece of land